Discontinued Operations (Details) (USD $)	Dec. 31, 2013	Nov. 21, 2013	Dec. 31, 2012
Current Assets:
Current assets of discontinued operations			$ 863,333
Goodwill		4,863,149
Current Liabilities:
Contingent consideration	4,513,937		4,624,367
Current liabilities of discontinued operations			1,921,712
Other Liabilities:
Other liabilities of discontinued operations			47,779
MidMarket Capital Partners LLC and PNC Bank
Current Assets:
Cash and cash equivalents			40,976
Accounts receivable, net			821,357
Other current assets			1,000
Current assets of discontinued operations			863,333
Property and equipment, net			182,758
Goodwill			4,863,149
Intangible assets, net			2,328,000
Other assets			63,493
Other assets of discontinued operations			7,437,400
Current Liabilities:
Accounts payable and accrued expenses			304,229
Deferred revenue			848,913
Bank debt, current portion			90,354
Notes, related parties			300,000
Contingent consideration			363,899
Term loans, current portion, net of debt discount			14,317
Current liabilities of discontinued operations			1,921,712
Other Liabilities:
Notes, related parties, net of current portion			8,700
Term loans, current portion, net of debt discount			39,079
Other liabilities of discontinued operations			$ 47,779